Document And Entity Information	6 Months Ended
Apr. 30, 2026
Document Information Line Items
Entity Central Index Key	0001928948
Document Type	6-K
Entity File Number	001-41573
Entity Registrant Name	HIGH-TREND INTERNATIONAL GROUP
Amendment Flag	false
Document Period End Date	Apr. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--10-31